General and Administrative	6 Months Ended
Jun. 30, 2026
General and Administrative Expense [Abstract]
General and Administrative

Note 7 - General and Administrative

	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2026	2025	2025
	USD thousands	USD thousands	USD thousands	USD thousands
Salaries, fees and related expenses	573	295	527	269
Professional services	797	505	653	332
Share-based compensation	142	50	223	118
Fees to directors	141	69	143	71
Directors' and Officers' Insurance	230	115	255	128
Lease and maintenance	18	9	27	14
Other expenses	123	56	141	43

	2,024	1,099	1,969	975